DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 10 — DERIVATIVE LIABILITIES

As discussed in Note 9—Convertible Debentures, we have entered into five separate agreements to borrow a total of $2,665,528 with the outstanding principal and interest being convertible at the holder’s option into common stock of the company at the lesser of $100 (notes one through four) or $0.10 (note five) or the lowest closing bid price in the prior 20 trading days. Embedded derivatives are valued separately from the host instrument and are recognized as derivative liabilities in our balance sheet. We measure these instruments at their estimated fair value and recognize changes in their estimated fair value in results of operations during the period of change. We have estimated the fair value of these embedded derivatives for convertible debentures and associated warrants using a Monte Carlo simulation as of September 30, 2025, using the following assumptions:

Volatility	94.6% - 125.4%
Risk-free rates	3.76% - 3.81%
Stock price	$0.015
Remaining life	0.25- 1.58 years

A summary of the activity of the derivative liability for these notes is as follows:

Balance at December 31, 2023	$1,296,937

Derivative loss due to mark to market adjustment	1,161,498
Balance at December 31, 2024	2,458,435

Derivative loss due to mark to market adjustment	34,552
Balance at September 30, 2025	$2,492,987

The fair values of the derivative instruments are measured each quarter, which resulted in a loss of $34,552 and $775,157 during the nine months ended September 30, 2025 and 2024, respectively. As of September 30, 2025 and December 31, 2024, the fair market value of the derivatives aggregated $2,492,987 and $2,458,435, respectively.

NOTE 10 — DERIVATIVE LIABILITIES

As discussed in Note 9—Convertible Debentures, we have entered into five separate agreements to borrow a total of $2,665,528 with the outstanding principal and interest being convertible at the holder’s option into common stock of the company at the lesser of $100 (notes one through four) or $0.10 (note five) or the lowest closing bid price in the prior 20 trading days. Embedded derivatives are valued separately from the host instrument and are recognized as derivative liabilities in our balance sheet. We measure these instruments at their estimated fair value and recognize changes in their estimated fair value in results of operations during the period of change. We have estimated the fair value of these embedded derivatives for convertible debentures and associated warrants using a Monte Carlo simulation as of December 31, 2024, using the following assumptions:

Volatility	136.0% - 139.62%
Risk-free rates	4.09% - 4.13%
Stock price	$0.01999
Remaining life	0.25- 2.33 years

A summary of the activity of the derivative liability for these notes is as follows:

Balance at December 31, 2022	$1,004,837
Derivative loss due to mark to market adjustment	292,100
Balance at December 31, 2023	1,296,937
Derivative loss due to mark to market adjustment	1,161,498
Balance at December 31, 2024	$2,458,435

The fair values of the derivative instruments are measured each quarter, which resulted in a loss of $1,161,498 and $292,100 during the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the fair market value of the derivatives aggregated $2,458,435 and $1,296,937, respectively.